As filed with the Securities and Exchange Commission on April 16, 2018

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 106	☒

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

(Address of Principal Executive Office)

(800.858.8850)

(Registrant’s Telephone Number, including Area Code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Margery K. Neale, Esq.	Manda Ghaferi, Esq.
Willkie Farr & Gallagher LLP	AIG Consumer Insurance
787 Seventh Avenue	21650 Oxnard Street, 10th Floor
New York, New York 10019-6099	Woodland Hills, CA 91367

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to SA Large Cap Growth Index Portfolio, SA Large Cap Value Index Portfolio, SA Emerging Markets Equity Index Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, and SA Global Index Allocation 90/10 Portfolio

Explanatory Note

This Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 106 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of SunAmerica Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 30, 2018, the effectiveness of the registration statement for SA Large Cap Growth Index Portfolio, SA Large Cap Value Index Portfolio, SA Emerging Markets Equity Index Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, and SA Global Index Allocation 90/10 Portfolio, filed in Post-Effective Amendment No. 104 on February 1, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No.105 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, SunAmerica Series Trust (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey on the 16th day of April, 2018.

SUNAMERICA SERIES TRUST, on behalf of its series, SA Large Cap Growth Index Portfolio
SA Large Cap Value Index Portfolio
SA Emerging Markets Equity Index Portfolio
SA Global Index Allocation 60/40 Portfolio
SA Global Index Allocation 72/25 Portfolio
SA Global Index Allocation 90/10 Portfolio

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John T. Genoy	President (Principal Executive Officer)	April 16, 2018
John T. Genoy

/s/ Gregory R. Kingston	Treasurer (Principal Financial and	April 16, 2018
Gregory R. Kingston	Accounting Officer)

*	Trustee	April 16, 2018
Garrett F. Bouton

*	Trustee	April 16, 2018
Carl D. Covitz

*	Trustee	April 16, 2018
Peter A. Harbeck

*	Trustee	April 16, 2018
Jane Jelenko

*	Trustee	April 16, 2018
Allan L. Sher

*	Trustee	April 16, 2018
Gilbert T. Ray

*	Trustee	April 16, 2018
Bruce G. Willison

*By:	/s/ Edward Gizzi	April 16, 2018
Edward Gizzi (Attorney-in-Fact)

*	Pursuant to a Power of Attorney previously filed.